Share-based compensation (Details) - Schedule of fair value of the options measured - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
One Year Vesting Period [Member] | Equity Incentive Plan 2020 [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[1]	USD 0.325 (2 year vesting) 1) USD 0.391 (3 year vesting) 1)
Share price at grant date		USD 0.79
Exercise price		USD 0.878
Expected volatility		84.96%
Expected life		2 and 3 years
Expected dividends
Risk-free interest rate		0.82%
One Year Vesting Period [Member] | Equity Incentive Plan 2019 [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[1]		USD 0.715 (1 year vesting) 1) USD 1.006 (2 year vesting) 1) USD 1.193 (3 year vesting) 1)
Share price at grant date			USD 1.76
Exercise price			USD 2.07
Expected volatility			119.41%
Expected life			1, 2 and 3 years
Expected dividends
Risk-free interest rate			1.62%
Two Year Vesting Period [Member] | Equity Incentive Plan 2020 [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[2]	USD 0.258 (1 year vesting) 2) USD 0.514 (2 year vesting) 2) USD 0.578 (3 year vesting) 2)
Share price at grant date		USD 0.92
Exercise price		USD 0.825
Expected volatility		72.72%
Expected life		1, 2 and 3 years
Expected dividends
Risk-free interest rate		0.61%
Two Year Vesting Period [Member] | Equity Incentive Plan 2019 [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[2]		USD 1.495 (1 year vesting) 2) USD 2.196 (2 year vesting) 2) USD 2.596 (3 year vesting) 2)
Share price at grant date			USD 3.35
Exercise price			USD 5.75
Expected volatility			156.26%
Expected life			1, 2 and 3 years
Expected dividends
Risk-free interest rate			2.29%

[1]	October grants for the respective year
[2]	April grants for the respective year